30. Risk management (Details 5) $ in Millions	6 Months Ended
Jun. 30, 2020 USD ($)
More than 365 days [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Expected realization	$ (3,496)
2021 [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Expected realization	(6,946)
2022 [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Expected realization	(7,284)
2023 [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Expected realization	(6,240)
2024 [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Expected realization	(4,903)
2025 [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Expected realization	(3,496)
2026 [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Expected realization	(3,067)
2027 to 2029 [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Expected realization	(7,063)
Total [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Expected realization	$ (42,495)